Note 14 - Earnings Per Common Share (Details) - Calculation of Basic and Diluted Earnings Per Share (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income:
Net income (in Dollars)	$ (415)	$ 4,486
Basic Earnings per share:
Weighted average common shares outstanding, basic	6,867,971	2,432,907
Weighted average common shares outstanding, diluted	6,867,971	2,433,978
Basic and diluted Earnings / (loss) per share (in Dollars per share)	$ (0.06)	$ 1.84